Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company has not granted stock options since 2022.  Accordingly, the Company has not adopted policies and practices on the timing of awards of stock options in relation to the disclosure of material non-public information of the Company, as contemplated by Item 402(x)(2) of Regulation S-K.

Award Timing Method	Accordingly, the Company has not adopted policies and practices on the timing of awards of stock options in relation to the disclosure of material non-public information of the Company, as contemplated by Item 402(x)(2) of Regulation S-K.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, the Company has not adopted policies and practices on the timing of awards of stock options in relation to the disclosure of material non-public information of the Company